SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2019 USD ($)
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs	₽ 21,435					$ 271.8
Weighted average period for recognition of unamortized share-based compensation expense	2 years 10 months 9 days	2 years 10 months 9 days
Share-based compensation expense recognized (in dollars or rubles)	₽ 9,855	$ 125.0	₽ 6,552		₽ 4,193
Options
Options, Quantity
Non-vested at the beginning of the period (in shares)	2,386,500	2,386,500
Granted (in shares)	1,068,554	1,068,554
Vested (in shares)	(711,500)	(711,500)
Cancelled (in shares)	(945,000)	(945,000)
Non-vested at the end of the period (in shares)	1,798,554	1,798,554	2,386,500
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares		$ 13.17
Granted (in dollars per share) | $ / shares		15.97
Vested (in dollars per share) | $ / shares		13.41
Cancelled (in dollars per share) | $ / shares		11.86
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 15.43		$ 13.17
SARs
Options, Quantity
Granted (in shares)	0	0	0		0
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	8,567,331	8,567,331
Granted (in shares)	5,293,636	5,293,636
Vested (in shares)	(3,486,303)	(3,486,303)
Forfeited (in shares)	(638,743)	(638,743)
Cancelled (in shares)	(500,342)	(500,342)
Non-vested at the end of the period (in shares)	9,235,579	9,235,579	8,567,331
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares		$ 28.68
Granted (in dollars per share) | $ / shares		35.69
Vested (in dollars per share) | $ / shares		27.13
Forfeited (in dollars per share) | $ / shares		31.11
Cancelled | $ / shares		30.10
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 32.92		28.68
Synthetic Options
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs	₽ 1,215					15.4
Share-based compensation expense recognized (in dollars or rubles)	907	$ 11.5
2018 plan
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs	₽ 4,985					$ 63.2
Weighted average period for recognition of unamortized share-based compensation expense	3 years 1 month 6 days	3 years 1 month 6 days
Share-based compensation expense recognized (in dollars or rubles)	₽ 1,204	$ 15.3	₽ 205
2018 plan | Options
Options, Quantity
Non-vested at the beginning of the period (in shares)	69	69
Granted (in shares)	256,812	256,812	3,397
Vested (in shares)	(36,040)	(36,040)	(1,078)
Forfeited (in shares)	(32)	(32)	(2,224)
Cancelled (in shares)	(77,380)	(77,380)	(26)
Non-vested at the end of the period (in shares)	143,429	143,429	69
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares		$ 132.54
Granted (in dollars per share) | $ / shares		131.25		126.48
Vested (in dollars per share) | $ / shares		132.05		137.62
Forfeited (in dollars per share) | $ / shares		132.64		120.53
Cancelled (in dollars per share) | $ / shares		132.07		157.24
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 130.60		132.54
2018 plan | RSUs
Options, Quantity
Non-vested at the beginning of the period (in shares)	101,983	101,983
Granted (in shares)	191,214	191,214	137,998
Vested (in shares)	(58,244)	(58,244)	(13,733)
Forfeited (in shares)	(10,586)	(10,586)	(22,282)
Cancelled (in shares)	(17,560)	(17,560)
Non-vested at the end of the period (in shares)	206,807	206,807	101,983
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares		$ 163.40
Granted (in dollars per share) | $ / shares		218.27		166.00
Vested (in dollars per share) | $ / shares		179.91		174.27
Forfeited (in dollars per share) | $ / shares		193.31		172.06
Cancelled (in dollars per share) | $ / shares		214.72
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 203.59		$ 163.40
SARs and RSUs, Quantity
Granted (in shares)	191,214	191,214
Forfeited (in shares)	(10,586)	(10,586)